Leases	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Leases	Leases
Our portfolio of leases consists of office spaces with lease terms generally between 3 to 6 years. We currently do not have leases with residual value guarantees. We have variable lease payments related to office space lease operating costs that are not material. Lease liabilities have been measured by discounting future lease payments using our incremental borrowing rate as rates implicit in the leases were not readily determinable. The weighted-average rate applied was 15%.
During the year ended December 31, 2023, we extended the office lease for our subsidiaries, for which we recorded an addition of $392 to the lease liability and right-of-use asset. Under the terms of the lease, we have the option to extend the lease term for one of our subsidiaries for an additional three years. We did not include the extension option in the lease term as we were not reasonably certain to exercise the option.
The following table summarizes our right-of-use assets activity for the years ended December 31:

	2023	2022
As at beginning of year	$296	$584
Additions	392	—
Depreciation expense	(322)	(299)
Foreign exchange impact	(1)	11
As at end of year	$365	$296

The following table summarizes our lease liabilities activity for the years ended December 31:

	2023	2022
As at beginning of year	$373	$655
Additions	392	—
Payment of lease liabilities	(407)	(381)
Interest expense on lease liabilities	71	80
Foreign exchange impact	(6)	19
As at end of year	$423	$373

Our total undiscounted lease liability as at December 31, 2023 was as follows:

December 31, 2023
Less than one year	$202
One to five years	311
More than five years	—
Total undiscounted lease liability	$513